Preferred and Common Stock	12 Months Ended
Dec. 31, 2013
Preferred And Common Stock [Abstract]
Preferred and Common Stock
  2.  Preferred and Common Stock
Preferred stock
On February 27, 2009, the Company entered into a Letter Agreement, including a Securities Purchase Agreement (together, the “Purchase Agreement”), with the United States Department of the Treasury (the “Treasury”) pursuant to which the Company issued and sold to the Treasury 4,797 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, no par (the “Series A Preferred Stock”), with a liquidation preference of $1,000 per preferred share, for a total purchase price of $4.8 million and a warrant (the “Warrant”) to purchase 240 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B, no par (the “Series B Preferred Stock”), with a liquidation preference of $1,000 per preferred share, at an exercise price of $.01. The Warrant had a ten-year term and was immediately exercisable. Immediately following the issuance of the Series A Preferred Stock and the Warrant, the Treasury exercised its rights under the Warrant to acquire 240 shares of the Series B Preferred Stock through a cashless exercise.
The Company allocated the $4.8 million in proceeds received from the Treasury between Series A Preferred Stock and Series B Preferred Stock, assuming that the Preferred Stock would be replaced with a qualifying equity offering and the Preferred Stock would therefore be redeemed at the end of five years. The allocation was recorded assuming a discount rate of 12% on the cash flows of each instrument. The allocation of the proceeds was $4.5 million for Series A Preferred Stock and $291 thousand for Series B Preferred Stock, for total proceeds of $4.8 million. The Series A Preferred Stock and the Series B Preferred Stock were fully amortized and accreted during the year ended December 31, 2009.
The Series A Preferred Stock and Series B Preferred Stock were fully redeemed by the Company on August 4, 2011 (see below). The Series A Preferred Stock paid cumulative dividends at a rate of 5% per 360-day year for the first five years and thereafter at a rate of 9% per 360-day year. The Series A Preferred Stock was non-voting. The Series B Preferred Stock paid cumulative dividends at a rate of 9% per 360-day year. The Series B Preferred Stock generally had the same rights and privileges as the Series A Preferred Stock.
In 2011, the Company elected to participate in Treasury’s Small Business Lending Fund Program (“SBLF”). The SBLF is a $30 billion fund established under the Small Business Jobs Act of 2010 to encourage lending to small businesses by providing Tier 1 capital to qualified community banks with assets of less than $10 billion. The SBLF is intended to expend the ability to lend to small businesses, in order to help stimulate the economy and promote job growth.
On August 4, 2011, the Treasury approved the Company’s request to redeem the Series A Preferred Stock and Series B Preferred Stock through participation in the SBLF. The Company sold 10,980 shares of Senior Non-Cumulative Perpetual Preferred Stock, Series C, no par (the “Series C Preferred Stock”), having a liquidation preference of $1,000 per preferred share, to the Treasury and simultaneously repurchased all of its Series A Preferred Stock and Series B Preferred Stock sold to the Treasury in 2009. The transaction resulted in net capital proceeds to the Company of $5.9 million, of which at least 90% was invested in the Banks as Tier 1 Capital.
The Series C Preferred stock pays noncumulative dividends. The dividend rate on the Series C Preferred Stock for the initial ten quarterly dividend periods, commencing with the period ended September 30, 2011 and ending with the period ended December 31, 2013, is determined each quarter based on the increase in the Banks’ Qualified Small Business Lending over a baseline amount. The Company has paid dividends at a rate of 1.0% since issuance. For the eleventh quarterly dividend payment through four and one-half years after its issuance, the dividend rate on the Series C Preferred Stock will be fixed at the rate in effect at the end of the ninth quarterly dividend period. In the second quarter of 2016, four and one-half years from its issuance, the dividend rate will be fixed at 9.0% per annum.
The Series C Preferred Stock has no maturity date and ranks senior to the Company’s common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company. The Series C Preferred Stock is non-voting, other than voting rights on matters that could adversely affect the Series C Preferred Stock, and is redeemable at any time by the Company, subject to the approval of its federal banking regulator. The redemption price is the aggregate liquidation preference of the SBLF Preferred Stock plus accrued but unpaid dividends and pro rata portion of any lending incentive fee. All redemptions must be in an amount at least equal to 25% of the number of originally issued shares of SBLF Preferred Stock, or 100% of the then-outstanding shares if less than 25% of the number of shares originally issued.
Common stock
On March 23, 2007, BNC completed a secondary offering, begun in October 2006, and raised a total of $15.5 million ($15.4 million, net of expenses). The purpose of the offering was to capitalize the Company and through it, capitalize TBF during its de novo period, and allow for the continued growth of BNC.
On July 10, 2007, BNC began a Private Placement for the sale of Units similar to those offered in the secondary offering. The purpose of the Private Placement was to attract investors from the Town of Fairfield who would be willing to support TBF during its de novo period. The Private Placement raised a total of $1.7 million ($1.6 million, net of expenses). The net proceeds of these funds were added to the Company’s capital in the first quarter of 2008.
For both the 2006 Secondary Offering and the 2007 Private Placement, the Company issued 945,789 units and received $17.2 million in total capital ($17.1 million, net of expenses).
On December 20, 2010, the Company completed a Private Placement for the sale of its common stock. The purpose of the offering was to raise additional capital for future growth. The Company issued 300,321 shares and received $4.2 million in total capital ($4.16 million, net of expenses).
On September 30, 2013, the Company completed a Private Placement for the sale of its common stock, which began in the fourth quarter of 2012, for the purpose of raising additional capital for future growth. On January 11, 2013, the Company issued 527,513 shares and received $7.3 million in total capital ($7.3 million, net of expenses) and on September 30, 2013, the Company issued 370,000 shares and received $6.2 million in total capital ($5.9 million, net of expenses).
Regarding the September 30, 2013 issuance of 370,000 shares, the purchaser executed an agreement that, among other things, provides it with “pre-emptive” rights for a period of three years. This entitles the investor to be afforded the opportunity to acquire from the Company, for the same price and on the same terms as such Company securities are offered, in the aggregate up to the amount of such securities required to enable the investor group to maintain its ownership percentage of Company stock (measured immediately prior to such offering).
Dividends
The Company’s stockholders are entitled to dividends when and if declared by the board of directors, out of funds legally available. Connecticut law prohibits the Company from paying cash dividends except from its net profits, which are defined by state statutes.
The payment of dividends are subject to additional restrictions in connection with preferred stock issued under TARP, which were repurchased in August 2011, and the Treasury Department’s SBLF, which were issued in August 2011.
For the years ended December 31, 2013, 2012 and 2011, the Company declared and paid cash dividends on preferred stock of $111 thousand, $132 thousand, and $206 thousand, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company did not declare or pay dividends on its common stock. The Company did not repurchase any of its common stock during 2013, 2012 or 2011.